Fair Value Estimation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Assets	$ 9,148,617	$ 7,174,834
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	6,087,548	5,431,596
Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Assets	363	841
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	230,305	45,494
Level 3
Disclosure of fair value measurement of assets [line items]
Assets	8,254,799	6,596,778
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	947,452	356,305
Derivative financial instruments | Level 1
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	230,305	45,494
Derivative financial instruments | Level 3
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	0	0
Limited partners' interests in single-family rental business | Level 1
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	0	0
Limited partners' interests in single-family rental business | Level 2
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	0	0
Limited partners' interests in single-family rental business | Level 3
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	947,452	356,305
Rental properties | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Rental properties | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Rental properties | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	7,978,396	6,321,918
Canadian development properties | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Canadian development properties | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Canadian development properties | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	133,250	110,018
Investments in U.S. residential developments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Investments in U.S. residential developments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Investments in U.S. residential developments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	143,153	164,842
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	363	841
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0